Equipment Notes Payable (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Equipment Notes Payable (Textual)
Non-Recourse Debt	$ 8,541,339
Maturity period of debt held by multiple lenders	Maturity dates through 2018.
SQN AIF IV, GP LLC [Member]
Equipment Notes Payable (Textual)
Non-Recourse Debt	8,541,339
Echo [Member]
Equipment Notes Payable (Textual)
Non-Recourse Debt	8,500,000
Echo [Member] | SQN AIF IV, GP LLC [Member]
Equipment Notes Payable (Textual)
Non-Recourse Debt	$ 8,541,339
Maximum [Member]
Equipment Notes Payable (Textual)
Interest rate of debt held by multiple lenders	6.75%
Maximum [Member] | Echo [Member] | SQN AIF IV, GP LLC [Member]
Equipment Notes Payable (Textual)
Interest rate of debt held by multiple lenders	6.75%
Minimum [Member]
Equipment Notes Payable (Textual)
Interest rate of debt held by multiple lenders	2.75%
Minimum [Member] | Echo [Member] | SQN AIF IV, GP LLC [Member]
Equipment Notes Payable (Textual)
Interest rate of debt held by multiple lenders	2.75%